Related Party Transactions - Schedule of Transaction with Related Parties (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Accounts Notes And Loans Receivable [Line Items]
Amounts owed by related parties	$ 6,236	$ 6,492
Amounts owed to related parties	2,625	3,300
Other Warrant Liabilities
Accounts Notes And Loans Receivable [Line Items]
Amounts owed by related parties	0	0
Amounts owed to related parties	2,625	3,300
Topco Receivable
Accounts Notes And Loans Receivable [Line Items]
Amounts owed by related parties	4,176	4,408
Amounts owed to related parties	0	0
P G H L Receivable
Accounts Notes And Loans Receivable [Line Items]
Amounts owed by related parties	2,053	2,069
Amounts owed to related parties	0	0
Other Receivable
Accounts Notes And Loans Receivable [Line Items]
Amounts owed by related parties	7	15
Amounts owed to related parties	$ 0	$ 0